BUSINESS ACQUISITIONS - Acquisition of LYF (Details) $ in Thousands		12 Months Ended
	Mar. 05, 2021 CAD ($) instrument Milestone shares	Nov. 30, 2021 CAD ($) shares
Disclosure of detailed information about business combination [line items]
Promissory note funded to pre-acquisition including interest		$ (762)
LYF
Disclosure of detailed information about business combination [line items]
Consideration paid at closing	$ 18,410
Cash paid on closing	$ 3,909
Shares issued on closing | instrument	2,777,827
Value of shares issued on closing	$ 14,501
Number of common shares placed in escrow | shares	328,205	755,555
Value of common shares placed in escrow	$ 1,713
Promissory note funded to pre-acquisition	750
Accrued interest on promissory notes	12
Promissory note funded to pre-acquisition including interest	762
Deferred revenue that was settled as a pre-existing relationship	310
Accounts payable that was settled as a pre-existing relationship	1,100
Contingent consideration	$ 2,198
Number of earn-out EBITDA milestone | Milestone	4
Number of shares placed into escrow subject to release upon the achievement of the first earn-out EBITDA milestone | shares	427,350
Loss on remeasurement of contingent consideration under the Monte Carlo simulation		$ 53
LYF | Milestones end February 28, 2022
Disclosure of detailed information about business combination [line items]
Number of earn-out EBITDA milestone | Milestone	2
Total potential payout	$ 7,500
Value of milestone payments	$ 878
Number of shares placed into escrow subject to release upon the achievement of the first earn-out EBITDA milestone | shares	427,350
LYF | Milestones end February 28, 2023
Disclosure of detailed information about business combination [line items]
Number of earn-out EBITDA milestone | Milestone	2
Total potential payout	$ 10,000
Value of milestone payments	$ 1,320